Exceptional items, Exceptional Costs/(Profit) after Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Reported within Operating loss [Abstract]
Goodwill impairment	$ 0.0	$ 2,799.2
Gain on disposal of Atalla	0.0	0.0	$ (3.7)
(Loss)/Profit before tax	517.8	2,940.4	34.1
Reported within profit from discontinued operation (attributable to equity shareholders of the Company) [Abstract]
(Gain)/loss on disposal of discontinued operation	(10.7)	(5.1)	(1,487.2)
Exceptional Items Adjustments [Member]
Reported within Operating loss [Abstract]
Integration costs	98.0	152.6	245.9
Divestiture and acquisition costs	3.6	0.2	3.6
Property-related costs	11.1	15.2	16.3
Severance and legal costs	27.3	33.7	32.1
Legal settlement and associated costs	75.4	0.0	0.0
Other restructuring costs	31.7	10.7	0.0
Goodwill impairment	0.0	2,799.2	0.0
Gain on disposal of Atalla	0.0	0.0	(3.7)
(Loss)/Profit before tax	247.1	3,011.6	294.2
Tax effect of exceptional items	(76.3)	(38.7)	(54.3)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company) [Abstract]
(Gain)/loss on disposal of discontinued operation	(10.7)	2.2	(1,458.5)
Exceptional costs/(profit) after tax	$ 160.1	$ 2,975.1	$ (1,218.6)